Cash - Schedule of Cash at Bank (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Cash at Bank [Abstract]
Cash at bank	RM 390,500	$ 87,370	RM 109,161	$ 24,427	RM 73,910